STOCKHOLDERS' EQUITY (DEFICIT) (Details Textual) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		72 Months Ended	12 Months Ended				3 Months Ended	1 Months Ended					2 Months Ended	12 Months Ended	1 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jun. 30, 2014	Apr. 30, 2014	Aug. 31, 2014	Feb. 28, 2015	Feb. 25, 2014	Feb. 01, 2014	Feb. 28, 2014	Dec. 31, 2014	Mar. 31, 2014	Feb. 28, 2014
Stock Units Conversion, Description				Each Class A member unit was converted into one share of common stock and each Class B member unit was converted into one share of Series A Preferred Stock (the Preferred Stock).
Common Stock, Capital Shares Reserved for Future Issuance																	410,000
Common Stock, Shares Authorized	100,000,000	100,000,000		100,000,000		100,000,000		100,000,000
Preferred Stock, Dividend Rate, Percentage				20.00%		20.00%
Preferred Stock, Liquidation Preference, Value	$ 13,470,000	$ 13,470,000		$ 13,470,000		$ 13,470,000		$ 13,470,000
Common Stock, Shares, Outstanding	16,179,426	16,179,426		16,179,426		14,496,561	1,000	14,496,561									15,196,292
Preferred Stock, Shares Outstanding																	4,000,000
Common Stock, Shares, Issued	16,179,426	16,179,426		16,179,426		14,496,561		14,496,561									15,196,292
Preferred Stock, Shares Issued																	4,000,000
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable	743,900	743,900		743,900		721,782		721,782
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	0.01%	0.01%		0.01%		0.03%	50.00%	0.03%
Annual Antidilution Adjustment, Effective Terms				This annual anti-dilution adjustment is in effect until the first to occur of (x) the first approval for a product, or (y) $10 million of capital being raised at a valuation that is greater than $1 per share of common stock.
Stock Issued During Period, Shares Offering Cost				93,750
Warrants Issued During Period				210,000	50,000	150,000	75,000
Fair Value Adjustment of Warrants				0	32,525	32,525	0	32,525
Warrants Expiration Starting Period				2014		2017
Warrants Expiration Ending Period				2019		2018
Derivative Liability, Current	0	0		0		10,800	27,000	10,800
Stock Issued During Period Value Upon Exercise Of Warrants				50,000
Issuance of Stock and Warrants for Services or Claims				676,441	125,000	100,000	100,000	200,000
Stock Issued During Period Value Issuance Of Stock And Warrants				830,000		587,525
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration						51,812
Stock Issued During Period, Value, Issued for Services				481,063		100,000
Research and Development Expense		552,321	201,882	982,450	605,978	682,149	4,227,758	14,896,299
Share-based Compensation	343,426
Series A Preferred Stock [Member]
Preferred Stock, Shares Authorized	20,000,000	20,000,000		20,000,000		20,000,000		20,000,000
Preferred Stock, Shares Outstanding	4,000,000	4,000,000		4,000,000		4,000,000		4,000,000
Preferred Stock, Shares Issued	4,000,000	4,000,000		4,000,000		4,000,000		4,000,000
Common Class A [Member]
Common Stock, Shares Authorized						16,000,000		16,000,000
Common Stock, Shares, Outstanding						14,496,561	13,728,140	14,496,561
Common Stock, Shares, Issued						14,496,561	13,728,140	14,496,561
Preferred Class B [Member]
Preferred Stock, Shares Authorized						20,000,000		20,000,000
Preferred Stock, Shares Outstanding						4,000,000	4,000,000	4,000,000
Preferred Stock, Shares Issued						4,000,000	4,000,000	4,000,000
Equity Method Investment, Ownership Percentage						20.00%		20.00%
Secured Debt [Member]
Debt Conversion, Original Debt, Amount				0	210,000	210,000	567,000
Debt Instrument, Interest Rate, Stated Percentage	5.00%	5.00%		5.00%		5.00%		5.00%
Debt Instrument, Maturity Date						Dec. 31, 2014
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable							574,927
Interest Receivable						44,782	7,927	44,782
Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued				0	140,000	140,000	378,000
Stock Issued During Period, Shares, Purchase of Assets				29,731	14,605
Prepaid Expense, Current	50,000	50,000		50,000		50,000		50,000
Stock Issued During Period Value Upon Exercise Of Warrants				50,000
Stock Issued During Period, Value, Other						117,004			300,000
Development Stage Entities, Stock Issued, Shares, Issued for Noncash Consideration						51,812
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration						51,812
Stock Issued During Period, Value, Issued for Services				100,000	100,000
Stock Issued During Period Shares Issuance Of Stock And Warrants				671,250
Incentive Plan 2010 [Member]
Common Stock, Capital Shares Reserved for Future Issuance																	3,000,000
Predecessor [Member]
Common Stock, Shares, Outstanding						304,000		304,000
Stock Issued During Period Value Upon Exercise Of Warrants											415,000	350,000
Stock Issued During Period, Value, Other						0	0		0
Subsidiary or Equity Method Investee, Cumulative Number of Shares Issued for All Transactions						420
Stock Issued During Period Value Issuance Of Stock And Warrants						134,330	123,353			87,000		97,250
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration						51,812			269,245
Stock Issued During Period, Value, Issued for Services						100,000	100,000
Predecessor [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Purchase of Assets							91,395
Stock Issued During Period, Shares, Other							446,500
Restatement Adjustment [Member]
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable						721,782		721,782
Derivative Liability, Current						0		0
Common Stock [Member]
Stock Issued During Period, Shares, Purchase of Assets				29,731		14,605
Stock Issued During Period, Shares Offering Cost						11,250
Stock Issued During Period, Shares, Issued for Services				481,063		100,000
Stock Issued During Period Value Upon Exercise Of Warrants				50
Stock Issued During Period Value Issuance Of Stock And Warrants				671		462
Development Stage Entities, Stock Issued, Shares, Issued for Noncash Consideration						51,812
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration						52
Stock Issued During Period, Value, Issued for Services				481		100
Stock Issued During Period, Shares, New Issues													73,750
Stock Issued During Period Shares Issuance Of Stock And Warrants				671,250		462,004
Common Stock [Member] | Predecessor [Member]
Stock Issued During Period, Shares, Purchase of Assets						14,605	91,395			155,500
Stock Issued During Period, Shares, Issued for Services						100,000	100,000
Stock Issued During Period, Shares, Other						117,004	446,500		300,000
Development Stage Entities, Stock Issued, Shares, Issued for Noncash Consideration						51,812			269,245
Stock Issued During Period, Shares, New Issues						485,000	745,500		3,845,000	4,765,000	300,000	1,945,000
Stock Issued During Period Shares Issuance Of Stock And Warrants						0	0			0		0
Warrant [Member]
Fair Value Adjustment of Warrants				125,121	32,525	101,805	123,353							32,525
Accumulated Deficit during Development Stage [Member]
Stock Issued During Period Value Upon Exercise Of Warrants				0
Stock Issued During Period Value Issuance Of Stock And Warrants				0		0
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration						0
Stock Issued During Period, Value, Issued for Services				0		0
Additional Paid-in Capital [Member]
Stock Issued During Period Value Upon Exercise Of Warrants				49,950
Stock Issued During Period Value Issuance Of Stock And Warrants				829,329		587,063
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration						51,760
Stock Issued During Period, Value, Issued for Services				480,582		99,900
Preferred Stock [Member]
Preferred Stock, Shares Authorized	20,000,000	20,000,000		20,000,000		20,000,000		20,000,000
Preferred Stock, Shares Outstanding	4,000,000	4,000,000		4,000,000
Preferred Stock, Shares Issued	4,000,000	4,000,000		4,000,000
Stock Issued During Period, Shares, Purchase of Assets				0		0
Stock Issued During Period, Shares, Issued for Services				0		0
Stock Issued During Period Value Upon Exercise Of Warrants				0
Stock Issued During Period Value Issuance Of Stock And Warrants				0		0
Development Stage Entities, Stock Issued, Shares, Issued for Noncash Consideration						0
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration						0
Stock Issued During Period, Value, Issued for Services				0		0
Stock Issued During Period Shares Issuance Of Stock And Warrants				0		0
Preferred Stock [Member] | Incentive Plan 2010 [Member]
Preferred Units, Contributed Capital										1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized										4,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares						595,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						345,000
Preferred Stock, Capital Shares Reserved for Future Issuance						60,000		60,000
Preferred Stock [Member] | Predecessor [Member]
Stock Issued During Period, Shares, Purchase of Assets						0	0			0
Stock Issued During Period, Shares, Issued for Services						0	0
Stock Issued During Period, Shares, Other						0	0		0
Development Stage Entities, Stock Issued, Shares, Issued for Noncash Consideration						0			0
Stock Issued During Period, Shares, New Issues						0	0		0	0	0	4,000,000
Stock Issued During Period Shares Issuance Of Stock And Warrants						0	0			0		0
Common Stock Subscription Receivable [Member]
Stock Issued During Period Value Upon Exercise Of Warrants				0
Stock Issued During Period Value Issuance Of Stock And Warrants				0		0
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration						0
Stock Issued During Period, Value, Issued for Services				0		0
Noncontrolling Interest [Member]
Common Stock, Shares, Outstanding						80	500	80
Stock Issued During Period Value Upon Exercise Of Warrants				0
Stock Issued During Period Value Issuance Of Stock And Warrants				0		0
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration						0
Stock Issued During Period, Value, Issued for Services				0		0
Noncontrolling Interest [Member] | Predecessor [Member]
Stock Issued During Period Value Upon Exercise Of Warrants											0
Stock Issued During Period, Value, Other						0	0		0
Stock Issued During Period Value Issuance Of Stock And Warrants						0	0			0
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration						0			0
Stock Issued During Period, Value, Issued for Services						0	0
Parent [Member]
Common Stock, Shares Authorized						1,000,000		1,000,000
Common Stock, Shares, Outstanding						303,920	500	303,920
Stock Issued During Period Value Upon Exercise Of Warrants				50,000
Common Stock, Voting Rights						one vote
Stock Issued During Period Value Issuance Of Stock And Warrants				830,000		587,525
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration						51,812
Stock Issued During Period, Value, Issued for Services				481,063		100,000
Parent [Member] | Predecessor [Member]
Stock Issued During Period Value Upon Exercise Of Warrants											415,000	350,000
Stock Issued During Period, Value, Other						0	0		0
Stock Issued During Period Value Issuance Of Stock And Warrants						134,330	123,353			87,000		97,250
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration						51,812			269,245
Stock Issued During Period, Value, Issued for Services						100,000	100,000
Professional Advisory Firms [Member]
Escrow Deposit Period				12 months
Professional Advisory Firms [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services				231,063	100,000
Development Stage Entities, Equity Issuance, Per Share Amount				$ 1
Issuance of Stock and Warrants for Services or Claims				35,000
Stock Issued During Period, Value, Issued for Services				231,063
Bridgemedica LLC [Member]
Stock Issued During Period, Shares, New Issues														150,000
Bridgemedica LLC [Member] | Common Stock [Member]
Stock Issued During Period, Value, Issued for Services				$ 150,000
Bridgemedica LLC [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues						150,000
Non-Officer Board of Manager [Member] | Common Stock [Member]
Stock Issued During Period, Shares Offering Cost				100,000
Columbia University [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues						45,821
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares															150,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value	$ 1.00														$ 2.00
Stock Issued During Period, Shares, New Issues															345,000
Restricted Stock [Member] | Professional Advisory Firms [Member]
Stock Issued During Period, Shares, Issued for Services				344,196
Subsequent Event [Member]
Stock Units Conversion, Description																			Each Class A member unit was converted into one share of common stock and each Class B member unit was converted into one share of Series A Preferred Stock (the Preferred Stock). Each warrant to purchase Class A member units was converted into one warrant to purchase one share of common stock.
Common Stock, Capital Shares Reserved for Future Issuance																	410,000
Common Stock, Shares, Outstanding																	15,196,292
Preferred Stock, Shares Outstanding																	4,000,000
Common Stock, Shares, Issued																	15,196,292
Preferred Stock, Shares Issued																	4,000,000
Debt Conversion, Converted Instrument, Shares Issued																		60,000
Development Stage Entities, Equity Issuance, Per Share Amount																$ 2
Warrants Expiration Starting Period																	2017
Warrants Expiration Ending Period																	2019
Stock Issued During Period, Shares, New Issues						50,000										43,750				50,000
Subsequent Event [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																					75,000
Stock Issued During Period, Shares, New Issues																			487,500
Subsequent Event [Member] | Common Stock [Member] | Incentive Plan Two Zero One Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares				595,000
Subsequent Event [Member] | Common Stock [Member] | Predecessor [Member]
Stock Issued During Period, Shares, New Issues																			686,668
Subsequent Event [Member] | Professional Advisory Firms [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																						575,259
Subsequent Event [Member] | Non-Officer Board of Managers [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues																			100,000
Subsequent Event [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares															195,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				25,000
Subsequent Event [Member] | Restricted Stock [Member] | Professional Advisory Firms [Member]
Stock Issued During Period, Shares, Issued for Services																						344,196